capital structure financial policies - reconciliation (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
capital structure financial policies
EBITDA	$ (1,676)	$ (1,588)	$ (3,314)	$ (3,209)	$ (6,536)	$ (6,431)	$ (6,453)
Restructuring and other costs, net of disbursements					90		186
Effects of contract asset, acquisition and fulfilment and TELUS Easy Payment mobile device financing					(141)		(173)
Effects of lease principal					(611)		(506)
Share-based compensation expense, net	39	30	66	73	110		127
Net employee defined benefit plans expense	17	16	34	31	75		80
Employer contributions to employee defined benefit plans	(6)	(7)	(14)	(16)	(26)		(35)
Loss from equity accounted investments and other					36
Interest paid	(315)	(295)	(649)	(581)	(1,264)		(1,022)
Interest received	10	3	21	7	37		23
Capital expenditures					(2,718)		(3,105)
Free cash flow before income taxes					2,124		2,028
Income taxes paid, net of refunds	(115)	(152)	(195)	(279)	(305)		(560)
Free cash flow					1,819		1,468
Capital expenditures					2,718		3,105
Effects of lease principal					611		506
Net change in non-cash operating working capital not included in preceding line items and other individually immaterial items included in net income neither providing nor using cash					(189)		(775)
Cash provided by operating activities	$ 1,388	$ 1,117	$ 2,338	$ 1,878	$ 4,959		$ 4,304